Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net
The following table presents the components of property, plant and equipment, net as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Cost (1):
Land, buildings and leasehold improvements (2)	$940,704	$841,988
Instruments, machinery and equipment (3)	1,480,007	1,352,749
Office furniture and other	85,988	84,361
Motor vehicles and airplanes	50,131	51,287
Total cost	2,556,830	2,330,385
Accumulated depreciation	(1,468,880)	(1,381,178)
Depreciated cost	$1,087,950	$949,207

	Israel(A)	U.S.(B)	Other Countries(C)
Owned	2,066,738	894,735	1,039,287
Leased	7,035,265	861,043	635,479